                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[BRICK WALL [EDUCATION]]

[HIGHWAY AT NIGHT]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE MUNICIPAL BOND FUND

[BRIDGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Vice President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                               Sincerely,

                               /s/ Thomas J. Fetter

                               Thomas J. Fetter
                               Vice President
                               August 6, 2003


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

MARKET RECAP

The U.S. economy, which has slumped badly in recent years, remained sluggish in the first half of 2003, although there were sporadic signs of improvement. A continued decline in interest rates to their lowest level in 45 years helped fuel rallies in the financial markets. The conclusion of official hostilities in Iraq and the passage of a Tax Bill gave investors added confidence. Capital spending remained well below past recovery rates, although some businesses indicated that they were starting to commit new investment toward equipment.

WHILE THERE WERE SIGNS OF SPOTTY GROWTH, THE OVERALL ECONOMY FAILED TO GAIN TRACTION...

The manufacturing sector turned in a mixed showing, characterized by weak demand. The auto and textile areas registered declines, while construction and defense-related manufacturing were fairly strong. Boosted by the lowest mortgage rates in a decade, the construction sector was fairly strong. Growth was limited to the residential segment, however, as commercial investment continued to slump. Consumer spending remained lackluster, despite a modest rebound in retail activity following the end of official hostilities in Iraq. However, retail sales were below the levels of a year earlier.

THE FEDERAL RESERVE MAINTAINED AN ACCOMMODATIVE MONETARY POLICY...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. As the economy struggled, businesses reported more layoffs in response to still-weak demand. The nation's unemployment rate climbed to 6.4% in June 2003, the highest monthly jobless rate since July 1994. Not surprisingly, inflation has remained quite tame. In fact, many economists have pointed to DE-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture. The Federal Funds rate - a key short-term interest rate barometer - stood at 1.00%, at June 30, 2003. Ten-year Treasury bond yields - which were 5.04% at June 30, 2002 - declined to 3.49% by June 30, 2003, in response to the tepid economy. The sharp decline in rates was greeted warmly by investors wary of the volatile equity markets, although the market gave back some ground as the period came to a close in June. The Lehman Brothers Municipal Bond Index had a total return of 3.81% for the six months ended June 30, 2003.*

[CHART]

   MUNICIPAL BOND YIELDS EXCEEDED TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*             4.71%

TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET                7.25%

30-YEAR TREASURY BOND                                        4.54%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUND'S YIELD. STATISTICS AS OF JUNE 30, 2003.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

WHILE FEDERAL TAX RATES HAVE FALLEN, STATE TAXES HAVE BEEN ON THE RISE...

While interest rates remain near historical lows, the likelihood of a sharp increase in rates in the near term is fairly remote. Core inflation - the major nemesis of the bond market - has been dealt a blow by a weak economy and, importantly, by the longer-term influence of global competition. Meanwhile, the rationale for tax-exempt income remains intact. Even as Federal tax rates have been reduced, state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls. As a result, we believe that municipal bonds will continue to merit a place in the investment portfolios of tax-conscious investors.

     *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Vice President and
Portfolio Manager

MANAGEMENT DISCUSSION

- The U.S. economy struggled to gain momentum in the first half of 2003. Lingering uncertainties over the war in Iraq constrained consumer spending, while businesses were slow to commence a new capital spending cycle. The nation's jobless rate was 6.4% in June 2003, up from 5.8% a year ago.

- Escrowed/prerefunded bonds were the Fund's largest sector commitment at June 30, 2003. Pre-refunded to maturity and backed by Treasury bonds, escrowed bonds are deemed very high quality and typically have above-average coupons.

- The Fund maintained a significant commitment in hospital bonds. In an intensely competitive industry, the Fund focused on institutions we believe have sound financial structures, good management and in-demand health care specialties.

- The Fund remained very selective with respect to general obligations (GOs), focusing on issuers - and insured* bonds - with especially sound finances. In a weak economy, some states and communities have suffered revenue shortfalls, necessitating the need for vigorous investor research in the sector.

- Electric utility bond issuers remained an important focus for the Fund and have historically offered good quality and a stable revenue stream in an uncertain economic environment. Because they finance projects for essential services, the revenues supporting the bonds are generally considered non-discretionary and therefore, relatively stable in a slow economic environment.

- Diversification has been a major emphasis of the Fund. Management has sought a broad representation within the Fund on an issue, sector, coupon and structural basis. Given the pronounced decline in interest rates, call protection has remained another key consideration.

*Private insurance does not decrease the risk of loss of principal associated with this investment.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 3.17% during the six months ended June 30, 2003.(1) This return was the result of an increase in net asset value (NAV) to $9.78 per share on June 30, 2003 from $9.72 on December 31, 2002, and the reinvestment of $0.244 in dividends.(2)

- The Fund's Class B shares had a total return of 2.70% during the six months ended June 30, 2003.(1) This return was the result of an increase in NAV to $9.71 per share on June 30, 2003 from $9.66 on December 31, 2002 and the reinvestment of $0.208 in dividends.(2)

- The Fund's Class I shares had a total return of 3.25% during the six months ended June 30, 2003.(1) This return was the result of an increase in NAV to $10.68 per share on June 30, 2003 from $10.62 on December 31, 2002 and the reinvestment of $0.280 in dividends.(2)

- Based on the Fund's most recent dividends and NAVs on June 30, 2003 of $9.78 per share for Class A, $9.71 for Class B and $10.68 for Class I, the Fund's distribution rates were 5.06%, 4.33% and 5.33%, respectively.(3) The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 7.78%, 6.66% and 8.20%, respectively.(4)

- The SEC 30-day yields for Class A, B and I shares at June 30, 2003 were 4.81%, 4.29% and 5.31%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 7.40%, 6.60% and 8.17%, respectively.(4)

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. There is generally no sales charge for Class I shares. (2) A portion of the Fund's income may be subject to federal income tax; income may be subject to state and local taxes. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 35.0% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. (7) Fund Overview is subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(6)                                    CLASS A    CLASS B    CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns
  (at net asset value)
One Year                                             8.17%       7.37%     8.50%
Five Years                                           5.21        4.48      5.41
Ten Years                                            N.A.        N.A.      6.28
Life of Fund+                                        5.24        4.27      7.38

SEC Average Annual Total Returns
  (including sales charge or applicable CDSC)
One Year                                             3.07%       2.37%     8.50%
Five Years                                           4.19        4.15      5.41
Ten Years                                            N.A.        N.A.      6.28
Life of Fund+                                        4.31        4.12      7.38

+Inception dates: Class A: 1/6/98; Class B: 11/14/98; Class I: 3/16/78

FUND OVERVIEW(7)

Number of Issues                  133

Average Maturity            21.8 Yrs.

Effective Maturity          14.4 Yrs.

Average Rating                      A

Average Call                10.4 Yrs.

Average Dollar Price       $    94.76

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 2.7%
-------------------------------------------------------------------------
    $ 2,000        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $  2,096,920
      2,500        Massachusetts HEFA, (Harvard
                   University), 5.125%, 7/15/37                 2,628,625
      1,750        Ohio Higher Educational Facilities
                   Authority, (Oberlin College), Variable
                   Rate, 10/1/29(1)(2)                          1,877,855
-------------------------------------------------------------------------
                                                             $  6,603,400
-------------------------------------------------------------------------
Electric Utilities -- 9.5%
-------------------------------------------------------------------------
    $ 3,500        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.375%, 4/1/19             $  3,193,855
      2,250        California Department of Water Resource
                   Power Supply, 5.125%, 5/1/18                 2,343,375
        500        Connecticut Development Authority,
                   (Connecticut Light and Power), Variable
                   Rate, 9/1/22(1)(2)                             569,530
        500        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/22(1)(2)                                   569,530
      2,000        Hillsborough County, FL, IDA, (Tampa
                   Electric Co.), 5.50%, 10/1/23                2,028,040
      2,100        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                2,105,229
      5,000        North Carolina Municipal Power Agency
                   No. 1, (Catawba Electric),
                   5.50%, 1/1/14                                5,548,400
      2,000        Sam Rayburn, TX, Municipal Power Agency,
                   6.00%, 10/1/21                               2,151,900
      4,435        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                           4,444,624
-------------------------------------------------------------------------
                                                             $ 22,954,483
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.7%
-------------------------------------------------------------------------
    $14,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  5,505,220
     10,000        Foothill/Eastern Transportation Corridor
                   Agency, CA, Escrowed to Maturity,
                   0.00%, 1/1/18                                5,308,200
      1,000        Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                               1,275,600
      5,500        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(4)       6,128,650
      2,500        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          1,668,900
     10,000        San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25          3,542,400
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $ 6,000        Savannah, GA, EDA, Escrowed to Maturity,
                   0.00%, 12/1/21                            $  2,491,620
-------------------------------------------------------------------------
                                                             $ 25,920,590
-------------------------------------------------------------------------
General Obligations -- 6.9%
-------------------------------------------------------------------------
    $ 2,600        California, 5.25%, 4/1/30                 $  2,650,024
      5,000        New York, NY, 5.25%, 1/15/28                 5,151,200
      3,000        New York, NY, 5.50%, 6/1/22                  3,160,440
      1,725        New York, NY, Variable Rate,
                   6/1/28(2)(5)                                 1,885,425
      1,500        North Carolina, Variable Rate,
                   3/1/28(1)(2)                                   802,875
      3,000        North East, TX, Independent School
                   District, 5.00%, 2/1/30                      3,083,700
-------------------------------------------------------------------------
                                                             $ 16,733,664
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 3.4%
-------------------------------------------------------------------------
    $ 3,000        Allegheny County, PA, IDA, (Residential
                   Resources, Inc.), 6.50%, 9/1/21           $  2,965,050
        230        Suffolk County, NY, Industrial
                   Development Agency, Civic Facility
                   Revenue, (Alliance of Long Island
                   Agencies), 7.50%, 9/1/15                       245,633
        135        Suffolk County, NY, Industrial
                   Development Agency, Civic Facility
                   Revenue, (Alliance of Long Island
                   Agencies), 7.50%, 9/1/15                       144,176
        130        Suffolk County, NY, Industrial
                   Development Agency, Civic Facility
                   Revenue, (Alliance of Long Island
                   Agencies), 7.50%, 9/1/15                       138,836
      2,346        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                2,308,598
      1,971        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                1,939,222
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  576,063
-------------------------------------------------------------------------
                                                             $  8,317,578
-------------------------------------------------------------------------
Hospital -- 7.4%
-------------------------------------------------------------------------
    $ 1,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(2)                       $  1,765,755
      1,000        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29        943,000
      1,885        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                               1,924,736
      1,500        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                              1,823,595
      1,675        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                               1,679,238

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,000        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                  $  3,306,570
      1,240        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.20%, 8/15/11         971,751
        400        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.75%, 8/15/15         307,388
      1,575        Oneida County, NY, IDA, (St. Elizabeth
                   Medical Center), 5.75%, 12/1/19              1,420,020
        265        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.20%, 1/1/08(6)                                85,595
      1,030        Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(6)                              332,690
      1,135        Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(1)(2)                               1,269,316
      1,100        San Benito, CA, Health Care District,
                   5.40%, 10/1/20                               1,038,587
      1,000        Sullivan County, TN, Health Educational
                   and Facility Board, (Wellmont Health
                   System), 6.25%, 9/1/22                       1,059,970
-------------------------------------------------------------------------
                                                             $ 17,928,211
-------------------------------------------------------------------------
Housing -- 3.3%
-------------------------------------------------------------------------
    $ 1,300        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20      $  1,342,601
        265        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05           264,891
      2,500        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                                2,602,250
      1,400        Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                       1,312,640
        855        Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          795,774
      1,245        North Little Rock, AR, Residential
                   Housing Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                1,181,592
        490        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06             482,283
-------------------------------------------------------------------------
                                                             $  7,982,031
-------------------------------------------------------------------------
Industrial Development Revenue -- 4.2%
-------------------------------------------------------------------------
    $   395        Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                            $    402,912
      1,000        Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17             1,010,480
      1,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Los Angeles
                   International Terminal Four),
                   7.125%, 12/1/24                              1,233,780
      1,750        New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27(6)                             1,743,350
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
    $ 2,500        Nez Perce County, ID, Pollution Control,
                   7.00%, 12/1/14                            $  2,496,500
      2,450        Port Camas-Washougan, WA, (James River),
                   6.70%, 4/1/23                                2,244,617
      1,005        Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(1)(2)                  1,051,572
-------------------------------------------------------------------------
                                                             $ 10,183,211
-------------------------------------------------------------------------
Insured-Education -- 2.5%
-------------------------------------------------------------------------
    $ 2,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/31       $  2,361,220
      1,600        Rhode Island Health and Educational
                   Building Corp., (School of Design),
                   (MBIA), 5.00%, 6/1/31                        1,670,544
      1,750        Virginia College Building Authority,
                   (Washington and Lee University), (MBIA),
                   5.25%, 1/1/31                                1,993,548
-------------------------------------------------------------------------
                                                             $  6,025,312
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
-------------------------------------------------------------------------
    $ 6,500        Long Island Power Authority, NY,
                   Electric System, (FSA), 0.00%, 6/1/25     $  2,242,240
         30        Los Angeles, CA, Department of Water and
                   Power, (MBIA), Variable Rate,
                   12/15/24(2)(5)                                 258,435
      6,405        Matagorda County, TX, Navigation
                   District No. 1, (Centerpoint Energy,
                   Inc./Houston Light & Power Co.), (MBIA),
                   4.00%, 10/15/15                              6,412,558
      2,865        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/29                 818,387
        800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)       800,208
-------------------------------------------------------------------------
                                                             $ 10,531,828
-------------------------------------------------------------------------
Insured-Escrowed/Prerefunded -- 1.6%
-------------------------------------------------------------------------
    $ 2,000        Metropolitan Transportation Authority of
                   New York, (FGIC), Prerefunded to
                   10/1/15, 5.00%, 4/1/23                    $  2,295,660
      1,500        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   Escrowed to Maturity, 5.00%, 7/1/20          1,635,570
-------------------------------------------------------------------------
                                                             $  3,931,230
-------------------------------------------------------------------------
Insured-General Obligations -- 3.4%
-------------------------------------------------------------------------
    $ 1,320        California, (AMBAC), Variable Rate,
                   11/1/19(1)(2)                             $  1,665,866
        125        California, (FGIC), Variable Rate,
                   12/1/23(2)(5)                                  428,900
      1,500        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(2)(5)        1,887,750
      2,340        Merced, CA, Union High School District,
                   (FGIC), 0.00%, 8/1/20                        1,039,639

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 5,000        St. Louis, MO, Board of Education,
                   (FSA), 0.00%, 4/1/15                      $  3,099,650
-------------------------------------------------------------------------
                                                             $  8,121,805
-------------------------------------------------------------------------
Insured-Hospital -- 1.2%
-------------------------------------------------------------------------
    $   800        Maryland HEFA, (AMBAC), Variable Rate,
                   8/15/38(2)(5)                             $  1,054,624
      1,260        Maryland HEFA, (FSA), Variable Rate,
                   8/15/38(2)(5)                                1,732,424
         35        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                         39,374
        100        Maryland HEFA, (Medlantic/Helix Issue),
                   (FSA), 5.25%, 8/15/38                          110,609
-------------------------------------------------------------------------
                                                             $  2,937,031
-------------------------------------------------------------------------
Insured-Housing -- 0.9%
-------------------------------------------------------------------------
    $ 1,000        SCA MFMR Receipts, Burnsville, MN,
                   (FSA), 7.10%, 1/1/30                      $  1,048,710
      1,000        SCA MFMR Receipts, Springfield, MO,
                   (FSA), 7.10%, 1/1/30                         1,048,710
-------------------------------------------------------------------------
                                                             $  2,097,420
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.9%
-------------------------------------------------------------------------
    $10,000        Anaheim, CA, Public Financing Authority
                   Lease Revenue, (FSA), 0.00%, 9/1/31       $  2,358,100
     12,800        Anaheim, CA, Public Financing Authority
                   Lease Revenue, (FSA), 0.00%, 9/1/29          3,361,536
      2,500        Saint Louis, MO, IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19              1,205,300
-------------------------------------------------------------------------
                                                             $  6,924,936
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
-------------------------------------------------------------------------
    $ 4,000        Hamilton County, OH, Sales Tax, (AMBAC),
                   0.00%, 12/1/22                            $  1,559,440
-------------------------------------------------------------------------
                                                             $  1,559,440
-------------------------------------------------------------------------
Insured-Transportation -- 5.8%
-------------------------------------------------------------------------
    $10,000        Central Texas Turnpike Authority,
                   (AMBAC), 0.00%, 8/15/21                   $  4,128,500
      3,000        Massachusetts Port Authority, (MBIA),
                   5.00%, 7/1/33                                3,135,750
      1,500        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 7/1/23(2)(5)          1,868,460
      1,930        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/26                               2,245,883
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 2,250        Puerto Rico Highway and Transportation
                   Authority, (XLCA), 5.50%, 7/1/36          $  2,557,733
-------------------------------------------------------------------------
                                                             $ 13,936,326
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.8%
-------------------------------------------------------------------------
    $ 1,000        Henry County, GA, Water and Sewer
                   Authority, (FGIC), 5.625%, 2/1/30(3)      $  1,098,810
      3,000        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA), Variable
                   Rate, 7/1/27(2)(5)                           3,170,580
-------------------------------------------------------------------------
                                                             $  4,269,390
-------------------------------------------------------------------------
Nursing Home -- 3.6%
-------------------------------------------------------------------------
    $   960        Bell County, TX, (Heritage Oaks
                   Healthcare), 6.70%, 6/1/29                $    677,280
      1,350        Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23      1,155,776
        870        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           913,526
      1,100        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               1,108,426
      1,165        Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               1,165,151
        530        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                  462,801
      2,000        Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.60%, 4/1/24                                1,574,680
        261        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25(6)                    104,557
        415        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(6)                               17,555
      1,700        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29               1,627,427
-------------------------------------------------------------------------
                                                             $  8,807,179
-------------------------------------------------------------------------
Other Revenue -- 7.9%
-------------------------------------------------------------------------
    $ 1,000        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $  1,060,400
      2,950        California Statewide Communities
                   Development Authority, (East Valley
                   Tourist Development Authority),
                   8.25%, 10/1/14(7)                            2,780,906
      1,500        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 8.95%, 10/1/33            1,618,005
      2,500        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33           2,881,800
      4,735        Golden Tobacco Securitization Corp., CA,
                   6.75%, 6/1/39                                4,283,423
      1,000        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         937,320

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Other Revenue (continued)
-------------------------------------------------------------------------
    $ 1,000        Mohegan Tribe Indians, CT, Gaming
                   Authority, (Public Improvements),
                   6.25%, 1/1/21                             $  1,075,860
      1,000        Santa Fe, NM, (Crow Hobbs),
                   8.50%, 9/1/16                                1,032,260
      2,500        Tobacco Management Authority, SC,
                   6.375%, 5/15/28                              2,194,925
      1,500        Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(1)(2)                  1,227,585
-------------------------------------------------------------------------
                                                             $ 19,092,484
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.9%
-------------------------------------------------------------------------
    $ 1,220        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $  1,077,931
      1,460        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                              1,372,896
        880        Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                         925,839
      1,235        Grove City, PA, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,236,951
      1,500        Kansas City, MO, IDA, (Kingswood United
                   Methodist Manor), 5.875%, 11/15/29           1,335,810
      1,500        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                1,451,355
      1,485        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                1,290,807
        980        St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24(8)                              693,566
-------------------------------------------------------------------------
                                                             $  9,385,155
-------------------------------------------------------------------------
Special Tax Revenue -- 6.0%
-------------------------------------------------------------------------
    $ 1,465        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $  1,516,934
      2,000        Cleveland-Cuyahoga County, OH, Port
                   Authority, 7.00%, 12/1/18                    2,040,580
        565        Fleming Island, FL, Plantation Community
                   Development District, 6.30%, 2/1/05            569,740
      1,500        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25        1,548,570
      1,555        Lincoln, CA, Public Financing Authority,
                   (Twelve Bridges), 6.20%, 9/2/25              1,637,959
      1,200        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/1/23                    1,216,788
      1,245        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                   1,260,600
      3,500        New York State Local Government
                   Assistance Corp., 5.00%, 4/1/21              3,790,465
      1,000        Tiverton, RI, Obligation Tax Increment,
                   (Mount Hope Bay Village),
                   6.875%, 5/1/22                               1,015,130
-------------------------------------------------------------------------
                                                             $ 14,596,766
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 4.6%
-------------------------------------------------------------------------
    $ 1,500        Connector 2000 Association, Inc., SC,
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    622,350
      5,000        Metropolitan Transportation Authority,
                   NY, 5.25%, 11/15/31                          5,294,200
      3,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(1)(2)      3,939,810
      1,200        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,345,404
-------------------------------------------------------------------------
                                                             $ 11,201,764
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $223,774,749)                            $240,041,234
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $  1,957,959
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $241,999,193
-------------------------------------------------------------------------

 At June 30, 2003, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                 18.0%
New York                                                   14.3%
Texas                                                      11.1%
Others, representing less than 10% individually            55.8%

 The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2003, 25.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 8.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  Non-income producing security.
 (7)  When-issued security.
 (8)  The Fund is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $223,774,749)        $240,041,234
Cash                                         8,441,784
Receivable for investments sold              1,057,193
Receivable for Fund shares sold                405,137
Interest receivable                          4,033,124
Prepaid expenses                                   360
------------------------------------------------------
TOTAL ASSETS                              $253,978,832
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,383,719
Payable for when-issued securities           2,770,345
Payable for Fund shares redeemed             1,243,308
Payable for open swap contracts                520,972
Payable for daily variation margin on
   open financial futures contracts            503,632
Dividends payable                              499,889
Payable to affiliate for Trustees' fees          3,630
Accrued expenses                                54,144
------------------------------------------------------
TOTAL LIABILITIES                         $ 11,979,639
------------------------------------------------------
NET ASSETS                                $241,999,193
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $233,489,179
Accumulated net realized loss (computed
   on the basis of identified cost)         (9,418,731)
Accumulated undistributed net investment
   income                                    1,191,724
Net unrealized appreciation (computed on
   the basis of identified cost)            16,737,021
------------------------------------------------------
TOTAL                                     $241,999,193
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 99,672,823
SHARES OUTSTANDING                          10,194,139
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.78
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.78)       $      10.27
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 63,150,469
SHARES OUTSTANDING                           6,501,508
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.71
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $ 79,175,901
SHARES OUTSTANDING                           7,411,309
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.68
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Interest                                  $ 7,248,667
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,248,667
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   565,292
Trustees' fees and expenses                     7,460
Distribution and service fees
   Class A                                    115,425
   Class B                                    302,211
Custodian fee                                  64,576
Transfer and dividend disbursing agent
   fees                                        34,130
Legal and accounting services                  21,596
Registration fees                              19,367
Printing and postage                           14,362
Miscellaneous                                  15,770
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,160,189
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    12,962
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    12,962
-----------------------------------------------------

NET EXPENSES                              $ 1,147,227
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 6,101,440
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 1,247,744
   Financial futures contracts             (5,300,161)
-----------------------------------------------------
NET REALIZED LOSS                         $(4,052,417)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,313,668
   Financial futures contracts              1,955,632
   Interest rate swap contracts              (175,138)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 5,094,162
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,041,745
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 7,143,185
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,101,440  $      11,380,794
   Net realized loss                            (4,052,417)          (959,018)
   Net change in unrealized appreciation
      (depreciation)                             5,094,162          8,618,259
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      7,143,185  $      19,040,035
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (2,332,092) $      (3,962,814)
      Class B                                   (1,303,076)        (2,080,477)
      Class I                                   (2,113,882)        (4,590,765)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (5,749,050) $     (10,634,056)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     28,389,220  $      39,921,365
      Class B                                    9,441,125         22,411,423
      Class I                                    2,365,701         12,842,101
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      981,299          1,584,543
      Class B                                      686,310          1,050,757
      Class I                                    1,067,904          2,244,643
   Cost of shares redeemed
      Class A                                  (15,278,867)       (27,618,507)
      Class B                                   (4,731,891)        (8,111,867)
      Class I                                   (7,311,648)       (21,777,791)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     15,609,153  $      22,546,667
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     17,003,288  $      30,952,646
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    224,995,905  $     194,043,259
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    241,999,193  $     224,995,905
-----------------------------------------------------------------------------

Accumulated undistributed net investment income included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      1,191,724  $         839,334
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS A
                                   -------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2003        ----------------------------------------------------------------------
                                   (UNAUDITED)(1)        2002(1)       2001(1)(2)        2000           1999        1998(1)(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $ 9.720          $ 9.340        $ 9.370        $ 8.590        $ 9.970        $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.258          $ 0.522        $ 0.497        $ 0.502        $ 0.505        $ 0.502
Net realized and unrealized
   gain (loss)                            0.046            0.347         (0.040)         0.776         (1.357)         0.099
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $ 0.304          $ 0.869        $ 0.457        $ 1.278        $(0.852)       $ 0.601
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income              $(0.244)         $(0.489)       $(0.487)       $(0.498)       $(0.512)       $(0.522)
From net realized gain                       --               --             --             --         (0.016)        (0.109)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.244)         $(0.489)       $(0.487)       $(0.498)       $(0.528)       $(0.631)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.780          $ 9.720        $ 9.340        $ 9.370        $ 8.590        $ 9.970
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                            3.17%            9.51%          4.96%         15.38%         (8.85)%         6.07%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $99,673          $85,048        $68,124        $53,271        $49,427        $32,352
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.88%(5)         0.91%          0.93%          0.97%          0.71%          0.65%(5)
   Expenses after custodian
      fee reduction                        0.87%(5)         0.91%          0.90%          0.96%          0.69%          0.60%(5)
   Net investment income                   5.35%(5)         5.47%          5.27%          5.60%          5.31%          5.07%(5)
Portfolio Turnover                           23%              21%            13%            46%            80%            38%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class A shares, January 6, 1998, to December 31, 1998.
 (4) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                   -------------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2003        ----------------------------------------------------------------------
                                   (UNAUDITED)(1)        2002(1)       2001(1)(2)        2000           1999        1998(1)(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $ 9.660          $ 9.280        $ 9.300        $ 8.520        $ 9.880        $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.220          $ 0.447        $ 0.433        $ 0.426        $ 0.431        $ 0.416
Net realized and unrealized
   gain (loss)                            0.037            0.348         (0.036)         0.779         (1.343)         0.006
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $ 0.257          $ 0.795        $ 0.397        $ 1.205        $(0.912)       $ 0.422
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income              $(0.207)         $(0.415)       $(0.417)       $(0.425)       $(0.432)       $(0.433)
From net realized gain                       --               --             --             --         (0.016)        (0.109)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.207)         $(0.415)       $(0.417)       $(0.425)       $(0.448)       $(0.542)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.710          $ 9.660        $ 9.280        $ 9.300        $ 8.520        $ 9.880
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                            2.70%            8.72%          4.36%         14.58%         (9.51)%         4.03%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $63,150          $57,347        $40,168        $28,222        $22,738        $10,008
Ratios (As a percentage of
   average daily net assets):
   Expenses                                1.64%(5)         1.66%          1.68%          1.71%          1.47%          1.39%(5)
   Expenses after custodian
      fee reduction                        1.63%(5)         1.66%          1.65%          1.70%          1.45%          1.34%(5)
   Net investment income                   4.60%(5)         4.71%          4.62%          4.86%          4.61%          4.33%(5)
Portfolio Turnover                           23%              21%            13%            46%            80%            38%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class B shares, January 14, 1998, to December 31, 1998.
 (4) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS I
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000        1999        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.620           $10.200           $10.240          $ 9.380     $10.870      $ 10.840
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.295           $ 0.598           $ 0.570          $ 0.560     $ 0.553      $  0.574
Net realized and unrealized
   gain (loss)                          0.045             0.383            (0.053)           0.857      (1.464)        0.141
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340           $ 0.981           $ 0.517          $ 1.417     $(0.911)     $  0.715
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.280)          $(0.561)          $(0.557)         $(0.557)    $(0.563)     $ (0.576)
From net realized gain                     --                --                --               --      (0.016)       (0.109)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.280)          $(0.561)          $(0.557)         $(0.557)    $(0.579)     $ (0.685)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.680           $10.620           $10.200          $10.240     $ 9.380      $ 10.870
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          3.25%             9.84%             5.14%           15.63%      (8.69)%        6.75%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $79,176           $82,600           $85,751          $85,656     $84,938      $105,824
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.64%(4)          0.66%             0.69%            0.77%       0.69%         0.70%
   Expenses after custodian
      fee reduction                      0.63%(4)          0.66%             0.66%            0.76%       0.67%         0.65%
   Net investment income                 5.62%(4)          5.73%             5.53%            5.82%       5.38%         5.25%
Portfolio Turnover                         23%               21%               13%              46%         80%           38%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any, for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $6,146,621 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2007 ($1,244,886), December 31, 2008 ($3,261,574) and December 31, 2010
   ($1,640,161). At December 31, 2002, net capital losses of $347,449 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 D Interest Rate Swaps -- The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Put Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 L Other -- Investment transactions are accounted for on a trade-date basis.

 M Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2003           YEAR ENDED
    CLASS A                                        (UNAUDITED)        DECEMBER 31, 2002
    -------------------------------------------------------------------------------------
    Sales                                              2,923,109             4,179,136
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         100,967               165,415
    Redemptions                                       (1,577,289)           (2,891,261)
    -------------------------------------------------------------------------------------
    NET INCREASE                                       1,446,787             1,453,290
    -------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2003           YEAR ENDED
    CLASS B                                        (UNAUDITED)        DECEMBER 31, 2002
    -------------------------------------------------------------------------------------
    Sales                                                981,754             2,355,259
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          70,944               110,452
    Redemptions                                         (489,180)             (856,953)
    -------------------------------------------------------------------------------------
    NET INCREASE                                         563,518             1,608,758
    -------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                  JUNE 30, 2003           YEAR ENDED
    CLASS I                                        (UNAUDITED)        DECEMBER 31, 2002
    -------------------------------------------------------------------------------------
    Sales                                                223,785             1,236,107
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         100,606               214,711
    Redemptions                                         (689,919)           (2,076,970)
    -------------------------------------------------------------------------------------
    NET DECREASE                                        (365,528)             (626,152)
    -------------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2003, the fee was equivalent to 0.49% (annualized) of the Fund's average daily net assets for such period and amounted to $565,292. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $22,390 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The
   Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $226,658 for Class B shares to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   assets for Class B shares. At June 30, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $2,209,000.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $115,425 and $75,553 for Class A and Class B shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $83,000 of CDSC paid by Class B shareholders for the six months ended June 30, 2003.

7 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $69,609,543 and $53,261,655 respectively.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

9 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $223,426,085
    ------------------------------------------------------
    Gross unrealized appreciation             $ 22,012,164
    Gross unrealized depreciation               (5,397,015)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 16,615,149
    ------------------------------------------------------

10 Financial Instruments
-------------------------------------------
   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at June 30, 2003, is as follows:

                         FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION     APPRECIATION
  ----------------------------------------------------------------
  9/03        735 U.S. Treasury Bond    Short           991,508

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   At June 30, 2003, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

   The Fund has entered into an interest rate swap agreement with JP Morgan Chase Bank whereby the Fund makes bi-annual payments at a fixed rate equal to 5.055% on the notional amount of $3,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contract, which terminates at November 1, 2022, is recorded as a payable for open swap contracts of $520,972 at June 30, 2003.

11 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                     17,964,864   155,750
    Donald R. Dwight                          17,947,288   173,326
    James B. Hawkes                           17,965,743   154,871
    Samuel L. Hayes, III                      17,966,722   153,842
    William H. Park                           17,965,162   155,452
    Norton H. Reamer                          17,953,002   167,612
    Lynn A. Stout                             17,960,425   160,189

   Donald R. Dwight, retired as a Trustee effective July 1, 2003 pursuant to the Trust's mandatory retirement policy.

EATON VANCE MUNICIPAL BOND FUND

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL BOND FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President and
Portfolio Manager

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE MUNICIPAL BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

279 8/03                                                                  MBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds. (mutual funds).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUND TRUST (ON BEHALF OF EATON VANCE MUNICIPAL BOND FUND)


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /s/ Thomas E. Faust  Jr.
       ------------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003